18. Restatement (Details - Statements of Operations) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
REVENUE
Total revenue	$ 1,540,608			$ 697,884			$ 3,602,420	$ 1,527,326	$ 2,226,866	$ 1,625,768
COST OF SALES (Exclusive of depreciation shown separately below)
Total cost of sales										1,431,909
GROSS MARGIN	960,356			106,818			1,965,189	340,338	755,832	193,859
OPERATING EXPENSES
Depreciation and amortization expense										160,171
Goodwill Impairment										932,529
Loss on disposal of assets									874	38,584
Selling, general and administrative	817,978			1,032,113			2,421,624	2,008,405	2,755,021	2,055,115
Total operating cost	816,033			1,022,834			2,430,997	2,024,397	2,776,832	3,186,399
(LOSS) FROM OPERATIONS	144,322			(916,016)			(465,808)	(1,684,059)	(2,021,020)	(2,992,540)
OTHER INCOME (EXPENSE)
Other Income	33,644			84			136,460	1,664	1,743	108,234
(Loss) Gain from extinguishment of debt									0	(45,933)
Change in value of derivative liability	(2,340,167)			(1,898,704)			(6,635,549)	(1,317,018)	(629,176)	(36,469)
Interest expense	(49,352)			(72,355)			(220,179)	(164,277)	(328,970)	(111,682)
Amortization of debt discounts	(302,846)			(330,941)			(825,206)	(765,901)	(950,736)	(573,605)
Loss on disposal of assets	0			(14,196)			0	874	874	0
Loss on Impairment of Goodwill										0
Total other income (expenses)	(2,795,122)			(4,099,444)			(8,226,891)	(4,027,990)	(1,929,872)	(659,455)
Net loss	(2,990,459)	$ (1,270,801)	$ (4,871,846)	(5,015,460)	$ (603,869)	$ (92,720)	$ (9,133,106)	$ (5,712,049)	$ (6,265,251)	$ (3,651,995)
(LOSS) PER COMMON SHARE - BASIC AND DILUTED							$ (0.08)	$ (0.01)	$ (10.41)	$ (126.20)
Rental Business [Member]
REVENUE
Total revenue	39,199			44,740			$ 135,577	$ 143,403	$ 186,096	$ 193,601
COST OF SALES (Exclusive of depreciation shown separately below)
Total cost of sales										155,416
Pizza Restaurants [Member]
REVENUE
Total revenue										592,445
COST OF SALES (Exclusive of depreciation shown separately below)
Total cost of sales										429,779
Ice Cream Stores [Member]
REVENUE
Total revenue										474,546
COST OF SALES (Exclusive of depreciation shown separately below)
Total cost of sales										846,714
Ice Cream Franchisee Sales [Member]
REVENUE
Total revenue										131,487
COST OF SALES (Exclusive of depreciation shown separately below)
Total cost of sales										0
Franchise Fees [Member]
REVENUE
Total revenue	2,044			0			11,422	120,000	45,316	81,435
COST OF SALES (Exclusive of depreciation shown separately below)
Total cost of sales										0
Royalty Fees [Member]
REVENUE
Total revenue	$ 11,198			$ 7,350			$ 28,737	$ 13,650	19,500	19,500
COST OF SALES (Exclusive of depreciation shown separately below)
Total cost of sales										0
Travel Services [Member]
REVENUE
Total revenue									0	0
Other Business [Member]
REVENUE
Total revenue										3,754
COST OF SALES (Exclusive of depreciation shown separately below)
Total cost of sales										0
Truck and build out [Member]
REVENUE
Total revenue									$ 0	129,000
COST OF SALES (Exclusive of depreciation shown separately below)
Total cost of sales										0
Scenario, Previously Reported [Member]
REVENUE
Total revenue										1,744,655
COST OF SALES (Exclusive of depreciation shown separately below)
Total cost of sales										1,356,408
GROSS MARGIN										388,247
OPERATING EXPENSES
Depreciation and amortization expense										246,325
Goodwill Impairment										932,529
Loss on disposal of assets										0
Selling, general and administrative										2,051,620
Total operating cost										3,230,474
(LOSS) FROM OPERATIONS										(2,842,227)
OTHER INCOME (EXPENSE)
Other Income										0
(Loss) Gain from extinguishment of debt										(46,009)
Change in value of derivative liability										(1,386,055)
Interest expense										(111,606)
Amortization of debt discounts										(596,775)
Loss on disposal of assets										(17,647)
Loss on Impairment of Goodwill										0
Total other income (expenses)										(2,158,092)
Net loss										$ (5,000,319)
(LOSS) PER COMMON SHARE - BASIC AND DILUTED										$ (180.00)
Scenario, Previously Reported [Member] | Rental Business [Member]
REVENUE
Total revenue										$ 193,601
COST OF SALES (Exclusive of depreciation shown separately below)
Total cost of sales										155,416
Scenario, Previously Reported [Member] | Pizza Restaurants [Member]
REVENUE
Total revenue										592,445
COST OF SALES (Exclusive of depreciation shown separately below)
Total cost of sales										429,779
Scenario, Previously Reported [Member] | Ice Cream Stores [Member]
REVENUE
Total revenue										954,855
COST OF SALES (Exclusive of depreciation shown separately below)
Total cost of sales										771,213
Scenario, Previously Reported [Member] | Ice Cream Franchisee Sales [Member]
REVENUE
Total revenue										0
COST OF SALES (Exclusive of depreciation shown separately below)
Total cost of sales										0
Scenario, Previously Reported [Member] | Franchise Fees [Member]
REVENUE
Total revenue										0
COST OF SALES (Exclusive of depreciation shown separately below)
Total cost of sales										0
Scenario, Previously Reported [Member] | Royalty Fees [Member]
REVENUE
Total revenue										0
COST OF SALES (Exclusive of depreciation shown separately below)
Total cost of sales										0
Scenario, Previously Reported [Member] | Travel Services [Member]
REVENUE
Total revenue										0
COST OF SALES (Exclusive of depreciation shown separately below)
Total cost of sales										0
Scenario, Previously Reported [Member] | Other Business [Member]
REVENUE
Total revenue										3,754
COST OF SALES (Exclusive of depreciation shown separately below)
Total cost of sales										0
Adjustment [Member]
REVENUE
Total revenue										(118,887)
COST OF SALES (Exclusive of depreciation shown separately below)
Total cost of sales										75,501
GROSS MARGIN										(194,388)
OPERATING EXPENSES
Depreciation and amortization expense										(86,154)
Goodwill Impairment										0
Loss on disposal of assets										38,584
Selling, general and administrative										3,495
Total operating cost										(44,075)
(LOSS) FROM OPERATIONS										(150,313)
OTHER INCOME (EXPENSE)
Other Income										108,234
(Loss) Gain from extinguishment of debt										76
Change in value of derivative liability										1,349,586
Interest expense										(76)
Amortization of debt discounts										23,170
Loss on disposal of assets										17,647
Loss on Impairment of Goodwill										0
Total other income (expenses)										1,498,637
Net loss										$ 1,348,324
(LOSS) PER COMMON SHARE - BASIC AND DILUTED										$ 222.51
Adjustment [Member] | Rental Business [Member]
COST OF SALES (Exclusive of depreciation shown separately below)
Total cost of sales										$ 0
Adjustment [Member] | Pizza Restaurants [Member]
COST OF SALES (Exclusive of depreciation shown separately below)
Total cost of sales										0
Adjustment [Member] | Ice Cream Stores [Member]
REVENUE
Total revenue										(480,309)
COST OF SALES (Exclusive of depreciation shown separately below)
Total cost of sales										75,500
Adjustment [Member] | Ice Cream Franchisee Sales [Member]
REVENUE
Total revenue										131,487
COST OF SALES (Exclusive of depreciation shown separately below)
Total cost of sales										0
Adjustment [Member] | Franchise Fees [Member]
REVENUE
Total revenue										81,435
COST OF SALES (Exclusive of depreciation shown separately below)
Total cost of sales										0
Adjustment [Member] | Royalty Fees [Member]
REVENUE
Total revenue										19,500
COST OF SALES (Exclusive of depreciation shown separately below)
Total cost of sales										0
Adjustment [Member] | Travel Services [Member]
REVENUE
Total revenue										129,000
COST OF SALES (Exclusive of depreciation shown separately below)
Total cost of sales										0
Adjustment [Member] | Other Business [Member]
REVENUE
Total revenue										0
COST OF SALES (Exclusive of depreciation shown separately below)
Total cost of sales										$ 0